[Letterhead of State Street Research &
Management Company,
One Financial Center,
Boston, MA  02111]


                                                     December 22, 1999


Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549


RE:    State Street Research Capital Trust
       Securities Act of 1933 File No. 2-86271
       Investment Company Act of 1940 File No. 811-3838
       CIK No. 0000727101


Dear Sir or Madam:


         The undersigned, STATE STREET RESEARCH CAPITAL TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 17 under the Securities Act; Amendment No. 23 under the Investment Company Act of 1940) for the State Street Research Capital Fund a series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-99-001816).



                                                     STATE STREET RESEARCH
                                                     CAPITAL TRUST





                                                     By: /s/ Darman A. Wing
                                                     ----------------------
                                                     Darman A. Wing
                                                     Assistant Secretary

cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
          Goodwin, Procter & Hoar